BlackRock GNMA Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
December 31, 2020
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Securities — 144.7%
Collateralized Mortgage Obligations — 8.2%
Federal Home Loan Mortgage Corp.:
Series 3745, Class ZA, 4.00%, 10/15/40 .. USD 371 $ 435,552
Series 3780, Class ZA, 4.00%, 12/15/40 .. 1,224 1,472,929
Series 3960, Class PL, 4.00%, 11/15/41 .. 900 1,060,733
Series 4161, Class BW, 2.50%, 02/15/43 .. 500 541,480
Series 4325, Class ZX, 4.50%, 04/15/44 .. 2,563 2,996,145
Series 4384, Class LB, 3.50%, 08/15/43 .. 1,500 1,641,405
Federal National Mortgage Association:
Series 1996-48, Class Z, 7.00%, 11/25/26 . 123 133,754
Series 2010-134, Class KZ, 4.50%, 12/25/40 317 340,217
Series 2010-141, Class LZ, 4.50%, 12/25/40 301 337,018
Series 2011-8, Class ZA, 4.00%, 02/25/41 . 1,706 1,847,351
Series 2011-131, Class LZ, 4.50%, 12/25/41 265 307,528
Series 2017-76, Class PB, 3.00%, 10/25/57 1,125 1,249,268
Series 2018-21, Class CA, 3.50%, 04/25/45 893 923,881
Federal National Mortgage Association
Variable Rate Notes, Series 2018-32,
Class PS, (LIBOR USD 1 Month + 7.23%),
7.06%, 05/25/48
(a)
................. 2,478 2,765,215
Government National Mortgage Association:
Series 2009-122, Class PY, 6.00%, 12/20/39 536 612,287
Series 2015-79, Class MY, 3.50%, 05/20/45 3,278 3,761,590
Series 2015-106, Class DY, 3.50%, 07/20/45 2,411 2,825,519
Series 2016-123, Class LM,
3.00%, 09/20/46
(b)
............... 400 440,206
Series 2019-5, Class P, 3.50%, 07/20/48 .. 515 545,808
Government National Mortgage Association
Variable Rate Notes
(a)
:
Series 2009-31, Class PT, 3.56%, 05/20/39 218 229,866
Series 2014-107, Class WX,
6.79%, 07/20/39 ................ 1,038 1,215,026
Series 2015-55, Class A, 5.39%, 03/16/36 . 7,639 8,740,367
Series 2015-103, Class B, 6.91%, 01/20/40 4,899 5,751,133
Series 2015-187, Class C, 5.28%, 03/20/41 8,513 10,094,119
Seasoned Credit Risk Transfer Trust, Series
2018-4, Class MA, 3.50%, 03/25/58 ..... 934 1,013,830
51,282,227
Commercial Mortgage-Backed Securities — 0.5%
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)
:
Series 2019-SB60, Class A10F,
3.31%, 01/25/29 ................ 1,634 1,750,708
Series 2019-SB61, Class A10F,
3.17%, 01/25/29 ................ 1,268 1,366,665
Government National Mortgage Association,
Series 2019-7, Class V, 3.00%, 05/16/35 .. 160 175,854
3,293,227
Interest Only Collateralized Mortgage Obligations — 2.2%
Federal Home Loan Mortgage Corp.:
Series 4062, Class GI, 4.00%, 02/15/41 .. 84 6,835
Series 4533, Class JI, 5.00%, 12/15/45 ... 616 112,241
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)
:
Series 4119, Class SC, (LIBOR USD 1
Month + 6.15%), 5.99%, 10/15/42 .... 1,723 299,791
Series 4901, Class CS, (LIBOR USD 1
Month + 6.10%), 5.95%, 07/25/49 .... 3,702 649,493
Series 4941, Class SH, (LIBOR USD 1
Month + 5.95%), 5.80%, 12/25/49 .... 2,776 464,924
Federal National Mortgage Association:
Series 2013-10, Class PI, 3.00%, 02/25/43 102 8,021
Series 2014-68, Class YI, 4.50%, 11/25/44 . 138 19,956
Series 2015-74, Class IA, 6.00%, 10/25/45
(b)
3,541 777,502
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations (continued)
Series 2015-77, 6.00%, 10/25/45
(b)
...... USD 4,162 $ 918,172
Series 2017-68, Class IE, 4.50%, 09/25/47 3,457 453,330
Federal National Mortgage Association Variable
Rate Notes
(a)
:
Series 2015-66, Class AS, (LIBOR USD 1
Month + 6.25%), 6.10%, 09/25/45 .... 5,922 1,162,684
Series 2016-60, Class SD, (LIBOR USD 1
Month + 6.10%), 5.95%, 09/25/46 .... 864 176,253
Series 2016-78, Class CS, (LIBOR USD 1
Month + 6.10%), 5.95%, 05/25/39 .... 1,078 212,707
Series 2017-70, Class SA, (LIBOR USD 1
Month + 6.15%), 6.00%, 09/25/47 .... 1,166 265,116
Series 2019-5, Class SA, (LIBOR USD 1
Month + 6.10%), 5.95%, 03/25/49 .... 4,780 1,019,639
Series 2019-25, Class SA, (LIBOR USD 1
Month + 6.05%), 5.90%, 06/25/49 .... 4,031 907,845
Series 2019-35, Class SA, (LIBOR USD 1
Month + 6.10%), 5.95%, 07/25/49 .... 2,064 400,535
Government National Mortgage Association:
Series 2017-139, Class IB, 4.50%, 09/20/47 507 74,417
Series 2017-144, Class DI, 4.50%, 09/20/47 384 57,693
Series 2019-42, Class AI, 4.00%, 01/20/46 10,391 1,400,356
Series 2020-146, Class DI, 2.50%, 10/20/50 2,183 243,777
Series 2020-151, Class MI, 2.50%, 10/20/50 24,930 2,924,023
Series 2020-162, Class TI, 2.50%, 10/20/50 3,985 428,536
Series 2020-175, Class DI, 2.50%, 11/20/50 797 88,817
Government National Mortgage Association
Variable Rate Notes, Series 2017-101,
Class SL, (LIBOR USD 1 Month + 6.20%),
6.05%, 07/20/47
(a)
................. 2,268 457,250
13,529,913
Interest Only Commercial Mortgage-Backed Securities — 0.7%
Government National Mortgage Association
Variable Rate Notes
(a)
:
Series 2016-22, 0.79%, 11/16/55 ....... 15,829 607,205
Series 2016-45, 0.94%, 02/16/58 ....... 7,373 404,642
Series 2016-92, 0.87%, 04/16/58 ....... 2,226 116,302
Series 2016-110, 0.94%, 05/16/58 ...... 3,497 200,593
Series 2016-113, (LIBOR USD 1 Month +
0.00%), 1.15%, 02/16/58 .......... 8,682 618,728
Series 2016-151, 1.06%, 06/16/58 ...... 14,549 937,135
Series 2017-53, 0.66%, 11/16/56 ....... 17,188 774,929
Series 2017-61, 0.75%, 05/16/59 ....... 3,963 226,917
Series 2017-64, 0.75%, 11/16/57 ....... 2,391 135,589
Series 2017-72, 0.66%, 04/16/57 ....... 8,537 430,893
Series 2020-178, 1.43%, 10/16/60 ...... 2,558 264,698
4,717,631
Mortgage-Backed Securities — 133.1%
Federal Home Loan Mortgage Corp.:
3.00%, 06/01/35 - 07/01/35 ........... 1,034 1,092,963
3.50%, 07/01/26 - 09/01/26 ........... 33 35,026
4.00%, 01/01/22 - 05/01/26 ........... 124 131,982
5.00%, 05/01/35 - 12/01/38 ........... 77 89,301
5.65%, 05/01/37 - 12/01/37 ........... 962 1,078,378
5.75%, 08/01/37 - 04/01/38 ........... 1,447 1,623,579
7.50%, 03/01/27 .................. —
(c)
75
Federal National Mortgage Association:
3.40%, 04/01/41 .................. 159 163,410
3.50%, 11/01/46 .................. 1,336 1,442,685
4.45%, 03/01/36 - 06/01/36 ........... 688 721,435
4.94%, 01/01/35 - 05/01/35 ........... 173 178,912
5.00%, 04/01/36 .................. 97 101,532
5.20%, 08/01/34 - 09/01/34 ........... 217 226,764
5.25%, 08/01/37 - 09/01/37 ........... 961 1,056,198

BlackRock GNMA Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
5.54%, 01/01/35 .................. USD 71 $ 74,365
5.75%, 04/01/37 .................. 385 422,113
5.80%, 07/01/34 .................. 46 47,153
5.94%, 09/01/34 .................. 72 75,636
6.50%, 09/01/28 - 02/01/31 ........... 1,255 1,394,447
Government National Mortgage Association:
2.00%, 01/15/51 - 02/15/51
(d)
.......... 47,094 49,213,084
2.50%, 11/20/40 - 11/20/50 ........... 9,931 10,593,671
2.50%, 01/15/51
(d)
................. 93,189 98,649,665
3.00%, 05/15/42 - 12/20/50 ........... 185,282 195,744,517
3.00%, 01/15/51 - 02/15/51
(d)
.......... 42,449 44,405,574
3.50%, 04/15/41 - 12/20/50 ........... 119,111 129,110,298
3.50%, 01/15/51
(d)
................. 54,938 58,225,242
4.00%, 10/20/41 - 08/20/50 ........... 48,273 52,352,525
4.00%, 01/15/51
(d)
................. 28,494 30,379,492
4.50%, 12/15/34 - 05/20/50 ........... 30,924 33,819,326
5.00%, 09/15/28 - 05/20/50 ........... 21,505 24,109,199
5.00%, 01/15/51
(d)
................. 1,900 2,074,191
5.30%, 02/15/37 - 04/15/37 ........... 187 206,749
5.50%, 03/15/32 - 12/15/34 ........... 6,584 7,580,703
5.64%, 03/15/37 - 06/15/37 ........... 1,600 1,812,196
5.65%, 05/20/37 - 12/20/37 ........... 921 1,018,623
5.75%, 08/20/37 - 12/20/37 ........... 329 357,601
5.80%, 11/15/36 - 03/15/37 ........... 1,701 1,913,659
6.00%, 03/20/28 - 01/15/39 ........... 8,786 10,196,241
6.50%, 09/20/27 - 10/20/40 ........... 3,176 3,646,908
7.00%, 03/20/24 - 05/20/27 ........... 13 13,969
7.50%, 04/20/23 - 10/20/25 ........... 2 2,049
8.00%, 12/15/21 - 05/15/30 ........... 33 34,034
8.50%, 01/15/22 - 02/15/25 ........... 14 14,648
9.00%, 06/15/21 - 10/15/21 ........... 1 950
9.50%, 09/15/22 .................. —
(c)
124
Uniform Mortgage-Backed Securities:
2.00%, 01/25/51 - 02/25/51
(d)
.......... 41,174 42,732,588
2.50%, 01/25/36
(d)
................. 154 160,617
3.00%, 06/01/38 - 06/01/44 ........... 16,871 18,009,207
3.50%, 01/25/36
(d)
................. 1,796 1,904,458
3.50%, 03/01/43 - 08/01/43 ........... 1,601 1,738,768
4.00%, 01/01/45 .................. 2,801 3,091,805
4.00%, 01/25/51
(d)
................. 50 53,398
5.00%, 03/01/21 - 07/01/35 ........... 1,306 1,516,279
5.25%, 07/01/37 - 08/01/37 ........... 472 524,909
5.50%, 12/01/32 - 04/01/35 ........... 116 133,367
6.50%, 08/01/35 .................. 664 775,123
836,071,711
Total U.S. Government Sponsored Agency Securities — 144.7%
(Cost: $893,398,856) .............................. 908,894,709
Total Long-Term Investments — 144.7%
(Cost: $893,398,856) .............................. 908,894,709
Security
Shares
Shares Value
Short-Term Securities — 12.4%
Money Market Funds — 1.6%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.00%
(e)*
................... 9,978,441 $ 9,978,441
Total Money Market Funds — 1.6%
(Cost: $9,978,441) ............................... 9,978,441
Par (000)
Pa r (000)
U.S. Treasury Obligations — 10.8%
U.S. Treasury Bills
(f)
:
0.07%, 01/14/21 .................. USD 5,315 5,314,934
0.08%, 01/26/21 .................. 20,000 19,999,419
0.08%, 01/28/21 .................. 42,362 42,360,376
Total U.S. Treasury Obligations — 10.8%
(Cost: $67,673,278) ............................... 67,674,729
Total Short-Term Securities — 12.4%
(Cost: $77,651,719) ............................... 77,653,170
Total Options Purchased — 0.0%
(Cost: $351,321) ................................. 413,101
Total Investments Before TBA Sale Commitments — 157.1%
(Cost: $971,401,896 ) .............................. 986,960,980
TBA Sale Commitments — (15.4)%
(d)
Mortgage-Backed Securities — (15.4)%
Government National Mortgage Association:
2.00% ,  01/15/51 .................. 14,354 (15,010,584)
2.50% ,  01/15/51 .................. 3,500 (3,705,078)
3.00% ,  01/15/51 .................. 24,700 (25,828,867)
4.50% ,  01/15/51 .................. 9,500 (10,172,422)
Uniform Mortgage-Backed Securities:
2.00% ,  01/25/51 .................. 19,210 (19,955,138)
3.00% ,  01/25/51 .................. 17,786 (18,635,004)
3.50% ,  01/25/51 .................. 364 (384,759)
4.00% ,  01/25/51 .................. 2,840 (3,033,031)
Total TBA Sale Commitments — (15.4)%
(Proceeds: $96,528,476) ........................... (96,724,883)
Total Investments Net of TBA Sale Commitments — 141.7%
(Cost: $874,873,420 ) .............................. 890,236,097
Liabilities in Excess of Other Assets — (41.7)% ............ (262,195,116)
Net Assets — 100.0% ............................... $ 628,040,981
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Amount is less than 500.
(d)
Represents or includes a TBA transaction.
(e)
Annualized 7-day yield as of period end.
(f)
Rates are discount rates or a range of discount rates as of period end.

BlackRock GNMA Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2020
*
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
09/30/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/20
Shares
Held at
12/31/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 3,225,583 $ 6,752,858 $ — $ — $ — $ 9,978,441 9,978,441 $ 364 $ —
(a)
Represents net amount purchased (sold).

BlackRock GNMA Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2020
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 2 Year Note .................................................... 104 03/31/21 $ 22,982 $ 22,093
U.S. Treasury 5 Year Note .................................................... 294 03/31/21 37,092 88,750
110,843
Short Contracts
90-day Eurodollar ......................................................... 21 03/15/21 5,241 (19,139)
U.S. Treasury 10 Year Note ................................................... 430 03/22/21 59,374 (123,947)
U.S. Treasury 10 Year Ultra Note ............................................... 20 03/22/21 3,127 6,063
U.S. Treasury Long Bond .................................................... 103 03/22/21 17,838 177,843
U.S. Treasury Ultra Bond .................................................... 22 03/22/21 4,698 25,680
90-day Eurodollar ......................................................... 21 06/14/21 5,241 (18,091)
90-day Eurodollar ......................................................... 21 09/13/21 5,241 (10,731)
90-day Eurodollar ......................................................... 10 12/13/21 2,495 (9,626)
90-day Eurodollar ......................................................... 10 03/14/22 2,496 (4,964)
90-day Eurodollar ......................................................... 10 06/13/22 2,495 (2,390)
90-day Eurodollar ......................................................... 1 09/19/22 249 (240)
20,458
$ 131,301
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
10-Year Interest Rate Swap
(a)
1.10% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 01/22/21 1.10 % USD 12,400 $ 12,674
10-Year Interest Rate Swap
(a)
1.15% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 05/28/21 1.15 USD 7,700 69,701
10-Year Interest Rate Swap
(a)
1.05% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 02/22/22 1.05 USD 12,000 330,726
$ 413,101
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.05% Quarterly 1 day Fed Funds Quarterly 10/21/22 USD 1,048 $ 420 $ — $ 420
1 day SOFR Quarterly 0.05% Quarterly 10/21/22 USD 1,048 (366) — (366)
2.66% Semi-Annual 3 month LIBOR Quarterly 02/06/23 USD 12,000 (745,767) — (745,767)
2.87% Semi-Annual 3 month LIBOR Quarterly 03/23/23 USD 9,600 (645,219) — (645,219)
0.18% Quarterly 1 day Fed Funds Quarterly 10/21/25 USD 179 531 — 531
1 day SOFR Quarterly 0.17% Quarterly 10/21/25 USD 179 (417) — (417)
2.85% Semi-Annual 3 month LIBOR Quarterly 12/21/28 USD 2,000 (329,669) — (329,669)
0.56% Quarterly 1 day Fed Funds Quarterly 10/21/30 USD 41 647 — 647
1 day SOFR Quarterly 0.53% Quarterly 10/21/30 USD 41 (575) — (575)
$ (1,720,415) $ — $ (1,720,415)

BlackRock GNMA Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2020
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day Fed Funds ...................................... 1 day Fed Funds 0.09%
1 day SOFR ......................................... Secured Overnight Financing Rate 0.08
3 month LIBOR ....................................... London Interbank Offered Rate 0.24
Glossary of Terms Used in this Report
Currency Abbreviations
USD United States Dollar
Portfolio Abbreviations
LIBOR London Interbank Offered Rate
OTC Over-the-counter
SOFR Secured Overnight Financing Rate
TBA To-be-announced

BlackRock GNMA Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2020
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the
Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
U.S. Government Sponsored Agency Securities .................... $ — $ 906,758,829 $ 2,135,880 $ 908,894,709
Short-Term Securities:
Money Market Funds ...................................... 9,978,441 — — 9,978,441
U.S. Treasury Obligations ................................... — 67,674,729 — 67,674,729
Options Purchased:
Interest rate contracts ...................................... — 413,101 — 413,101
Liabilities:
Investments:
TBA Sale Commitments .................................... — (96,724,883) — (96,724,883)
$ 9,978,441 $ 878,121,776 $ 2,135,880 $ 890,236,097
Derivative Financial Instruments
(a)
Assets:
Interest rate contracts ....................................... $ 320,429 $ 1,598 $ — $ 322,027
Liabilities:
Interest rate contracts ....................................... (189,128) (1,722,013) — (1,911,141)
$ 131,301 $ (1,720,415) $ — $ (1,589,114)
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.